Acquisitions and Divestitures - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended					3 Months Ended	0 Months Ended						1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	May 09, 2014	Jul. 11, 2012	Sep. 18, 2012	Dec. 30, 2014	Dec. 31, 2014	Jul. 01, 2014	Mar. 25, 2014	Jan. 01, 2013	May 10, 2013	May 01, 2012	Sep. 28, 2012	Jul. 31, 2012
Business Acquisition [Line Items]
Proceeds from the sale of oil and natural gas properties	$ 6,700,000	$ 155,712,000	$ 34,521,000
Subsidiaries [Member]
Business Acquisition [Line Items]
Proceeds from divestitures			3,300,000
Gain (loss) on sale of oil and gas properties			(100,000)
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases			10,200,000
WildHorse Resources, LLC [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases				67,100,000
Northern Oklahoma [Member]
Business Acquisition [Line Items]
Proceeds from divestitures					7,600,000
Gain (loss) on sale of oil and gas properties					(3,200,000)
Garza County, Texas [Member]
Business Acquisition [Line Items]
Proceeds from divestitures						26,100,000
Gain (loss) on sale of oil and gas properties						7,600,000
Ector County, Texas [Member]
Business Acquisition [Line Items]
Proceeds from divestitures							4,700,000
Gain (loss) on sale of oil and gas properties							2,200,000
Terryville Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases								71,900,000	24,000,000
Wyoming Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases										906,100,000
Business acquisition, revenues										72,000,000
Business acquisition, earnings										22,900,000
Eagle Ford Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases											168,100,000
Business acquisition, revenues	36,500,000
Business acquisition, earnings	16,300,000
Percentage of leasehold interest acquired											30.00%
East Texas Acquisition and Rockies Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases		29,400,000
Propel Energy [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases		9,300,000
Tanos [Member] | Natural Gas Pipe Lines [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of oil and gas properties												1,400,000
Period for drilling any new wells												3 years
Contingent consideration related to sale of natural gas pipeline												400,000
Tanos [Member] | Natural Gas Pipe Lines [Member] | Minimum [Member]
Business Acquisition [Line Items]
Proceeds from divestitures												1,500,000
Tanos [Member] | Natural Gas Pipe Lines [Member] | Maximum [Member]
Business Acquisition [Line Items]
Proceeds from divestitures												2,000,000
Tanos [Member] | Oil And Natural Gas Properties [Member]
Business Acquisition [Line Items]
Proceeds from divestitures		2,900,000
Tanos [Member] | Non Operated Oil And Natural Gas Properties [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of oil and gas properties		1,400,000
Black Diamond [Member]
Business Acquisition [Line Items]
Proceeds from divestitures													33,000,000
Gain (loss) on sale of oil and gas properties													(6,800,000)
Net book value of oil and gas properties													39,800,000
BlueStone Natural Resources Holdings, LLC [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of oil and gas properties		89,500,000
Proceeds from the sale of oil and natural gas properties		117,900,000
Undisclosed Seller Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases														112,100,000
Business acquisition, revenues			22,100,000
Business acquisition, earnings			9,200,000
Goodrich Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases															90,400,000
Business acquisition, revenues			4,600,000
Business acquisition, earnings			2,000,000
Texas And New Mexico [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases			147,900,000
Menemsha Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire oil and gas properties and leases																74,700,000
Business acquisition, revenues			4,900,000
Business acquisition, earnings			$ 900,000